Other Long-term Assets (Details 2)	12 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 31, 2008 SunEase, Inc. CNY	Dec. 31, 2014 SunEase, Inc. CNY	Dec. 31, 2013 SunEase, Inc. CNY	Dec. 31, 2012 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Dec. 31, 2014 Yixin CNY	Dec. 31, 2013 Yixin CNY	Aug. 31, 2013 Yixin CNY	Aug. 31, 2013 Yixin Non-compete agreement CNY	Aug. 31, 2013 Yixin Customer base CNY	Aug. 31, 2013 Yixin Exclusivity arrangement CNY	Sep. 30, 2014 Joint venture established with several individuals, E-commerce CNY	Dec. 31, 2014 One of equity investments CNY item
Allocation of the purchase price or investment cost
Percentage of equity interest acquired									38.50%			27.00%				40.00%
Consideration paid in cash									31,000,000			200,000,000
Allocation of the purchase price
Tangible assets												58,320,000
Intangible assets												15,876,000
Goodwill												129,773,000
Deferred tax liabilities												(3,969,000)
Total												200,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets					6,700,000								5,900,000	7,800,000	2,100,000
Amortization expense of acquired intangible assets						0	0	3,400,000		3,200,000	1,100,000
Equity Investments
Equity share of losses or profits from associated companies		(33,600,000)	(5,300,000)	800,000
Proceeds from dividends received		15,300,000	0	0
Payments to Acquire Interest in Joint Venture																20,000,000
Equity Method Investment, Ownership Percentage									38.50%			27.00%				40.00%
Investments, all other investments
Impairment provision	3,875,000	24,040,000															24,000,000
Number of equity investment that is impaired																	1
Other impairment provision of equity investments		0